Schedule of Related Party Transactions with Related Party (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Xiaofeng Gao [Member]
Related Party Transaction [Line Items]
Expense paid by Xiaofeng Gao	$ 5,000
Repayment to Xiaofeng Gao
Medical Star [Member]
Related Party Transaction [Line Items]
Sales to Medical Star		9,274
Bin Fu [Member]
Related Party Transaction [Line Items]
Note issued to Bin Fu	$ 100,115